UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2011
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [    ] is a restatement.
                                      [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.P.
           --------------------------------------------------
Address:   65 East 55th Street, 30th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:      028-10356
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
           ------------------------------------------------------------
Title: Managing Member, King Street Capital Management GP, L.L.C., the General Partner of King Street Capital Management, L.P.
           ------------------------------------------------------------
Phone:     (212) 812-3100
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian J. Higgins          New York, New York         November 10, 2011
------------------------   ------------------------     ---------------------
     [Signature]               [City, State]                    [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        30
                                               -------------

Form 13F Information Table Value Total:        $  324,315
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number     Name

1     028-13287                KING STREET CAPITAL MASTER FUND, LTD.

2     028-10355                BRIAN J. HIGGINS

3     028-10357                O. FRANCIS BIONDI, JR.

4     028-13990                KING STREET CAPITAL, L.P.

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                                                  FORM 13F INFORMATION TABLE

-------------------------------------------------------------------------------------------------------------------------------
          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- -------------------- ---------- -------- ---------------------
                                                                                                            VOTING AUTHORITY
---------------------------- ---------------- --------- -------- -------------------- ---------- -------- ---------------------
                                                         VALUE     SHRS OR   SH/ PUT  INVESTMENT  OTHER
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED    NONE
---------------------------- ---------------- --------- -------- ----------- --- ---- ---------- -------- ---- ----------- ----
GENERAL MARITIME CORP NEW    SHS              Y2693R101      452   1,740,000 SH       DEFINED    1, 2, 3         1,740,000
GENERAL MARITIME CORP NEW    SHS              Y2693R101      198     760,000 SH       DEFINED    2, 3, 4           760,000
GENERAL MTRS CO              COM              37045V100      737      36,507 SH       DEFINED    1, 2, 3            36,507
GENERAL MTRS CO              COM              37045V100      274      13,570 SH       DEFINED    2, 3, 4            13,570
GENERAL MTRS CO              *W EXP 07/10/201 37045V118      386      33,188 SH       DEFINED    1, 2, 3            33,188
GENERAL MTRS CO              *W EXP 07/10/201 37045V118      144      12,336 SH       DEFINED    2, 3, 4            12,336
GENERAL MTRS CO              *W EXP 07/10/201 37045V126      263      33,188 SH       DEFINED    1, 2, 3            33,188
GENERAL MTRS CO              *W EXP 07/10/201 37045V126       98      12,336 SH       DEFINED    2, 3, 4            12,336
LIBERTY MEDIA CORP           DEB 4.000%11/1   530715AG6   12,644  22,885,000 PRN      DEFINED    1, 2, 3        22,885,000
LIBERTY MEDIA CORP           DEB 4.000%11/1   530715AG6    5,087   9,208,000 PRN      DEFINED    2, 3, 4         9,208,000
LIBERTY MEDIA CORP           DEB 3.750% 2/1   530715AL5   58,261 109,410,000 PRN      DEFINED    1, 2, 3       109,410,000
LIBERTY MEDIA CORP           DEB 3.750% 2/1   530715AL5   23,182  43,535,000 PRN      DEFINED    2, 3, 4        43,535,000
MASCO CORP                   COM              574599906    3,613     507,500 SH  CALL DEFINED    1, 2, 3
MASCO CORP                   COM              574599906    1,727     242,500 SH  CALL DEFINED    2, 3, 4
MGIC INVT CORP WIS           NOTE 5.000% 5/0  552848AD5   19,957  35,637,000 PRN      DEFINED    1, 2, 3        35,637,000
MGIC INVT CORP WIS           NOTE 5.000% 5/0  552848AD5    9,443  16,863,000 PRN      DEFINED    2, 3, 4        16,863,000
MPG OFFICE TR INC            COM              553274101    2,349   1,113,125 SH       DEFINED    1, 2, 3         1,113,125
MPG OFFICE TR INC            COM              553274101    1,080     511,875 SH       DEFINED    2, 3, 4           511,875
PANDORA MEDIA INC            COM              698354107   54,425   3,715,011 SH       DEFINED    1, 2, 3         3,715,011
PANDORA MEDIA INC            COM              698354107   26,205   1,788,709 SH       DEFINED    2, 3, 4         1,788,709
STANDARD PAC CORP NEW        COM              85375C101    1,287     521,250 SH       DEFINED    1, 2, 3           521,250
STANDARD PAC CORP NEW        COM              85375C101      565     228,750 SH       DEFINED    2, 3, 4           228,750
STERLING FINL CORP WASH      COM NEW          859319303   25,768   2,081,441 SH       DEFINED    1, 2, 3         2,081,441
STERLING FINL CORP WASH      COM NEW          859319303   11,044     892,046 SH       DEFINED    2, 3, 4           892,046
UNITED CMNTY BKS BLAIRSVLE G COM              90984P303   23,900   2,815,097 SH       DEFINED    1, 2, 3         2,815,097
UNITED CMNTY BKS BLAIRSVLE G COM              90984P303   10,991   1,294,533 SH       DEFINED    2, 3, 4         1,294,533
VALERO ENERGY CORP NEW       COM              91913Y900   18,269   1,027,500 SH  CALL DEFINED    1, 2, 3
VALERO ENERGY CORP NEW       COM              91913Y900    8,401     472,500 SH  CALL DEFINED    2, 3, 4
WASHINGTON FED INC           *W EXP 11/14/201 938824117    2,535     633,831 SH       DEFINED    1, 2, 3           633,831
WASHINGTON FED INC           *W EXP 11/14/201 938824117    1,030     257,580 SH       DEFINED    2, 3, 4           257,580
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